OTHER PAYABLE AND ACCRUED LIABILITIES (Details - Other payable and accrued liabilities) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Payables and Accruals [Abstract]
Salaries payable	$ 6,113	$ 0